BINGHAM MCCUTCHEN LLP
                               150 FEDERAL STREET
                        BOSTON, MASSACHUSETTS 02110-1726

                                   May 4, 2005


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
901 E Street, N.W.
Washington, D.C. 20004

            Re: TT International U.S.A. Feeder Trust: TT Europe Mutual Fund and TT Active International Mutual Fund
                       (File Nos. 333-38916 and 811-09975)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, TT International U.S.A. Feeder Trust, a Massachusetts business trust (the "Trust"), hereby certifies that the forms of the Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 11 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on April 29, 2005, is the most recent amendment to the Trust's registration statement relating to the above-referenced series of the Trust.

         Please call the undersigned at 617.951.8734 or Michelle Cirillo at 617.951.8029, with any questions relating to this letter.

                                                     Sincerely,

                                                     /s/Mercy Sayegh

                                                     Mercy Sayegh

cc:      John Holton